Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C & D Preferred Stock (Details 3)	9 Months Ended
Sep. 30, 2017 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Warrants vested and outstanding | $	$ 11,649,500
Pre 2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 1.00
Warrants vested and outstanding | $	$ 4,000,000
Pre 2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Term of warrant	6 years
Pre 2015 Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Term of warrant	10 years
2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants vested and outstanding | $	$ 442,000
2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 1.15
Term of warrant	5 years
2015 Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 5.00
Term of warrant	10 years
2015 series B financing Common Stock Warrants to Series B Stockholders
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.25
Term of warrant	5 years
Warrants vested and outstanding | $	$ 6,250,000
2015 Series B financing Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.25
Term of warrant	5 years
Warrants vested and outstanding | $	$ 187,500
2016 Common Stock Warrants to Service Providers
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 1.15
Term of warrant	10 years
Warrants vested and outstanding | $	$ 40,000
2016 Series C Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.40
Term of warrant	5 years
Warrants vested and outstanding | $	$ 125,000
2017 Series D Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.25
Term of warrant	5 years
Warrants vested and outstanding | $	$ 480,000
2017 Common Stock Warrants to Service Providers
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share) | $ / shares	$ 0.41
Term of warrant	5 years
Warrants vested and outstanding | $	$ 125,000